Share-Based Compensation (Schedule Number Of Options Outstanding) (Details) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	19,451	18,208	18,227
Options Outstanding - 1996 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	3,663	4,231
Options Outstanding - 1998 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	123	472
Options Outstanding - 1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	3,364	4,073
Options Outstanding - 2006 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Total	12,301	9,432